Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Jordan L. Kaplan				Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Our TSR	Our Peer Group TSR(3)	Net Income (Loss) (4) (000's)	FFO (5) (000's)
2025	$9,012,069	$3,489,316	$3,845,014	$1,533,466	$48	$73	$(11,430)	$295,290
2024	$9,083,361	$12,460,323	$3,855,967	$5,379,806	$53	$73	$7,588	$345,528
2023	$8,238,984	$9,208,079	$3,550,055	$3,875,723	$40	$67	$(75,840)	$377,291
2022	$8,653,835	$4,400,000	$3,246,971	$1,539,986	$40	$63	$96,540	$419,683
2021	$9,071,244	$12,461,572	$3,241,910	$4,402,571	$82	$101	$56,131	$383,456

Company Selected Measure Name	FFO
Named Executive Officers, Footnote	The amounts presented are equal to the amounts presented in the "total" column of the Summary Compensation Table for the applicable year for Mr. Kaplan, and the average of the amounts presented in the "total" column of the Summary Compensation Table for the Non-PEO NEOs for each applicable year.
Peer Group Issuers, Footnote	For each of 2025, 2024, 2023, 2022, and 2021 the following companies were included in our Peer Group:

Alexandria Real Estate Equities, Inc (ARE)	BXP, Inc. (BXP)
Empire State Realty Trust, Inc. (ESRT)	Hudson Pacific Properties, Inc. (HPP)
JBG SMITH Properties (JBGS)	Kilroy Realty Corporation (KRC)
Piedmont Office Realty Trust, Inc. (PDM)	SL Green Realty Corp. (SLG)
UDR, Inc. (UDR)	Vornado Realty Trust (VNO)
_________________________________________________
Our Compensation Committee’s peer group also included Paramount Group, Inc. (PGRE) from 2021 through 2024 and Apartment Income REIT Corp (AIRC) in 2021 and 2022. These peers were excluded from our peer group TSR because they became public or delisted during the five years presented in the table, and we therefore did not have sufficient data for the TSR calculations.

PEO Total Compensation Amount	$ 9,012,069	$ 9,083,361	$ 8,238,984	$ 8,653,835	$ 9,071,244
PEO Actually Paid Compensation Amount	$ 3,489,316	12,460,323	9,208,079	4,400,000	12,461,572
Adjustment To PEO Compensation, Footnote

	Summary Compen-sation Table (SCT) Total	Deduct: Stock Based Compen-sation as reported in the SCT	Add: Fair Value of Award Granted that was Unvested at Year End (Measured at Year End)*	Add: Fair Value of Award Granted that Vested (Measured at Vesting Date)*	Add: Change in Fair Value of Prior Year Unvested Awards (Measured at Year End*	Add: Change in Fair Value of Prior Year Awards that Vested (Measured at Vesting Date)*	Add: Dividends Paid on Unvested Awards Prior to Vesting Date	Compen-sation Actually Paid
Jordan L. Kaplan
2025	$9,012,069	$(8,170,000)	$7,693,000	$—	$(5,041,836)	$(828,573)	$824,656	$3,489,316
2024	$9,083,361	$(8,261,798)	$7,778,064	$—	$1,601,846	$1,471,215	$787,635	$12,460,323
2023	$8,238,984	$(7,417,873)	$7,225,663	$—	$(221,671)	$840,190	$542,786	$9,208,079
2022	$8,653,835	$(7,837,901)	$7,688,007	$—	$(4,726,489)	$45,475	$577,073	$4,400,000
2021	$9,071,244	$(8,258,608)	$8,206,116	$—	$1,244,003	$1,659,228	$539,589	$12,461,572

Other NEOs (Average)
2025	$3,845,014	$(3,188,894)	$3,002,713	$—	$(1,981,557)	$(487,728)	$343,918	$1,533,466
2024	$3,855,967	$(3,190,074)	$3,003,293	$—	$759,948	$619,593	$331,079	$5,379,806
2023	$3,550,055	$(2,886,676)	$2,811,877	$—	$(75,291)	$238,365	$237,393	$3,875,723
2022	$3,246,971	$(2,663,668)	$2,612,727	$—	$(1,721,125)	$(146,493)	$211,572	$1,539,986
2021	$3,241,910	$(2,716,419)	$2,699,154	$—	$463,758	$519,056	$195,113	$4,402,571
__________________________________________________________________________
*In determining CAP, grants are considered vested when the required service period is completed and the stock performance hurdle has been achieved.

Non-PEO NEO Average Total Compensation Amount	$ 3,845,014	3,855,967	3,550,055	3,246,971	3,241,910
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,533,466	5,379,806	3,875,723	1,539,986	4,402,571
Adjustment to Non-PEO NEO Compensation Footnote

	Summary Compen-sation Table (SCT) Total	Deduct: Stock Based Compen-sation as reported in the SCT	Add: Fair Value of Award Granted that was Unvested at Year End (Measured at Year End)*	Add: Fair Value of Award Granted that Vested (Measured at Vesting Date)*	Add: Change in Fair Value of Prior Year Unvested Awards (Measured at Year End*	Add: Change in Fair Value of Prior Year Awards that Vested (Measured at Vesting Date)*	Add: Dividends Paid on Unvested Awards Prior to Vesting Date	Compen-sation Actually Paid
Jordan L. Kaplan
2025	$9,012,069	$(8,170,000)	$7,693,000	$—	$(5,041,836)	$(828,573)	$824,656	$3,489,316
2024	$9,083,361	$(8,261,798)	$7,778,064	$—	$1,601,846	$1,471,215	$787,635	$12,460,323
2023	$8,238,984	$(7,417,873)	$7,225,663	$—	$(221,671)	$840,190	$542,786	$9,208,079
2022	$8,653,835	$(7,837,901)	$7,688,007	$—	$(4,726,489)	$45,475	$577,073	$4,400,000
2021	$9,071,244	$(8,258,608)	$8,206,116	$—	$1,244,003	$1,659,228	$539,589	$12,461,572

Other NEOs (Average)
2025	$3,845,014	$(3,188,894)	$3,002,713	$—	$(1,981,557)	$(487,728)	$343,918	$1,533,466
2024	$3,855,967	$(3,190,074)	$3,003,293	$—	$759,948	$619,593	$331,079	$5,379,806
2023	$3,550,055	$(2,886,676)	$2,811,877	$—	$(75,291)	$238,365	$237,393	$3,875,723
2022	$3,246,971	$(2,663,668)	$2,612,727	$—	$(1,721,125)	$(146,493)	$211,572	$1,539,986
2021	$3,241,910	$(2,716,419)	$2,699,154	$—	$463,758	$519,056	$195,113	$4,402,571
__________________________________________________________________________
*In determining CAP, grants are considered vested when the required service period is completed and the stock performance hurdle has been achieved.

Compensation Actually Paid vs. Total Shareholder Return

CAP (in millions)

TSR Indexed ($100)

Compensation Actually Paid vs. Net Income

CAP (in millions)

Net Income (in millions)

Compensation Actually Paid vs. Company Selected Measure

CAP (in millions)

FFO (in millions)

Total Shareholder Return Vs Peer Group

CAP (in millions)

TSR Indexed ($100)

Tabular List, Table

Financial Performance Measures
FFO
We have chosen FFO as the "Company Selected Measure" in accordance with Item 402(v) of Regulation S-K. We calculate FFO in accordance with the standards established by NAREIT by excluding gains (or losses) on sales of investments in real estate, gains (or losses) from changes in control of investments in real estate, real estate depreciation and amortization (other than amortization of right-of-use assets for which we are the lessee and amortization of deferred loan costs), and impairment write-downs of real estate from our net income (loss) (including adjusting for the effect of such items attributable to our consolidated JVs and our unconsolidated Fund, but not for noncontrolling interests included in our calculation of fully diluted equity). We report FFO because it is a widely reported measure of the performance of equity REITs and is also used by some investors to identify the impact of trends in occupancy rates, rental rates and operating costs from year to year, excluding impacts from changes in the value of our real estate, and to compare our performance with other REITs. FFO is a non-GAAP financial measure for which we believe that net income (loss) is the most directly comparable GAAP financial measure. FFO has limitations as a measure of our performance because it excludes depreciation and amortization of real estate and captures neither the changes in the value of our properties that result from use or market conditions, nor the level of capital expenditures, tenant improvements and leasing expenses necessary to maintain the operating performance of our properties, all of which have real economic effect and could materially impact our results from operations. FFO should be considered only as a supplement to net income (loss) as a measure of our performance and should not be used as a measure of our liquidity or cash flow, nor is it indicative of funds available to fund our cash needs, including our ability to pay dividends. Other REITs may not calculate FFO in accordance with the NAREIT definition and, accordingly, our FFO may not be comparable to the FFO of other REITs. For the reconciliations of our FFO to Net Income (Loss), see Item 7 in Part II in our Form 10-K's filed with the SEC for the respective periods presented.

TSR	TSR is our cumulative total shareholder return over the applicable period, assuming the reinvestment of dividends. For purposes of calculating TSR for our Peer Group, it is weighted according to the respective issuers' stock market capitalization at the beginning of each period presented.

Total Shareholder Return Amount	$ 48	53	40	40	82
Peer Group Total Shareholder Return Amount	73	73	67	63	101
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (11,430,000)	$ 7,588,000	$ (75,840,000)	$ 96,540,000	$ 56,131,000
Company Selected Measure Amount	295,290	345,528	377,291	419,683	383,456
PEO Name	Mr. Kaplan
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and item 402(v) of Regulation S-K, we are providing the following information about the relationship between the amount of CAP to our NEOs and certain measures of our financial performance. For further information concerning our performance-focused compensation philosophy and how the Compensation Committee considers performance in relation to compensation decisions, refer to the "Compensation Discussion and Analysis" section of this proxy statement.
The tabular and narrative disclosures provided below, calculated in accordance with the applicable rules, may reflect reasonable estimates and assumptions. The table below presents the compensation information for our principal executive officer (PEO) and, as an average, for our other NEOs (the "Non-PEO NEOs") and the financial performance information as required by the SEC’s pay versus performance for 2025, 2024, 2023, 2022, and 2021. Mr. Kaplan was our PEO for all periods presented. Our Non-PEO NEOs for 2025, 2024, and 2023 were Messrs. Panzer, Crummy and Seymour, and Ms. Aronson. Our Non-PEO NEOs for 2022 and 2021 were Dan A. Emmett (or former Chairman of the Board), and Messrs. Panzer, Crummy and Seymour.
The amounts presented represent Mr. Kaplan's Compensation Actually Paid (CAP) amount, and the average CAP amounts for the Non-PEO NEOs, for the corresponding fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kaplan, or any of the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the table below sets forth the adjustments that were made to Mr. Kaplan's, and to the Non-PEO NEOs, total compensation for each year to determine the CAP amounts. There were no grants forfeited by our NEOs during 2025; therefore, no adjustments have been made to the Summary Compensation Table totals for forfeitures. The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values.The amounts presented represent our net income attributable to our common stockholders, as reflected in our audited financial statements in our Form 10-K for the applicable year.
In accordance with Item 402(v) of Regulation S-K, we are providing the graphs below to illustrate the relationships between the reported CAP amounts and each of the financial performance measures presented in the Pay Versus Performance Table. As described more fully in the "Compensation Discussion and Analysis" section of this Proxy Statement, the Compensation Committee makes compensation decisions based on a number of factors, and has not, specifically evaluated the relationship between the performance measures reported in the Pay Versus Performance Table with the NEOs' CAP amounts (as calculated in accordance with Item 402(v) of Regulation S-K) for a particular year. Therefore, the alignment outcomes depicted below may not accurately reflect the Compensation Committee's goals of linking pay with performance and aligning the interests of our NEOs with those of our stockholders.
As described in greater detail in the section of this Proxy Statement entitled "Compensation Discussion and Analysis," our executive compensation philosophy emphasizes incentive-based compensation, evaluated using a variety of factors. In accordance with Item 402(v) of Regulation S-K, the most important financial performance measures that we use to link compensation for the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Measure:: 1
Pay vs Performance Disclosure
Name	FFO
Non-GAAP Measure Description	We determined FFO to be the most important financial performance measure used to link Company performance to CAP for our PEO and Non-PEO NEOs in 2025. FFO is a non-GAAP measure. For a definition of FFO see "Financial Performance Measures used to Determine Compensation Actually Paid (CAP)" further below.
We have chosen FFO as the "Company Selected Measure" in accordance with Item 402(v) of Regulation S-K. We calculate FFO in accordance with the standards established by NAREIT by excluding gains (or losses) on sales of investments in real estate, gains (or losses) from changes in control of investments in real estate, real estate depreciation and amortization (other than amortization of right-of-use assets for which we are the lessee and amortization of deferred loan costs), and impairment write-downs of real estate from our net income (loss) (including adjusting for the effect of such items attributable to our consolidated JVs and our unconsolidated Fund, but not for noncontrolling interests included in our calculation of fully diluted equity). We report FFO because it is a widely reported measure of the performance of equity REITs and is also used by some investors to identify the impact of trends in occupancy rates, rental rates and operating costs from year to year, excluding impacts from changes in the value of our real estate, and to compare our performance with other REITs. FFO is a non-GAAP financial measure for which we believe that net income (loss) is the most directly comparable GAAP financial measure. FFO has limitations as a measure of our performance because it excludes depreciation and amortization of real estate and captures neither the changes in the value of our properties that result from use or market conditions, nor the level of capital expenditures, tenant improvements and leasing expenses necessary to maintain the operating performance of our properties, all of which have real economic effect and could materially impact our results from operations. FFO should be considered only as a supplement to net income (loss) as a measure of our performance and should not be used as a measure of our liquidity or cash flow, nor is it indicative of funds available to fund our cash needs, including our ability to pay dividends. Other REITs may not calculate FFO in accordance with the NAREIT definition and, accordingly, our FFO may not be comparable to the FFO of other REITs. For the reconciliations of our FFO to Net Income (Loss), see Item 7 in Part II in our Form 10-K's filed with the SEC for the respective periods presented.

Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Non-GAAP Measure Description	TSR is our cumulative total shareholder return over the applicable period, assuming the reinvestment of dividends. For purposes of calculating TSR for our Peer Group, it is weighted according to the respective issuers' stock market capitalization at the beginning of each period presented.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,170,000)	$ (8,261,798)	$ (7,417,873)	$ (7,837,901)	$ (8,258,608)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,693,000	7,778,064	7,225,663	7,688,007	8,206,116
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,041,836)	1,601,846	(221,671)	(4,726,489)	1,244,003
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(828,573)	1,471,215	840,190	45,475	1,659,228
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	824,656	787,635	542,786	577,073	539,589
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,188,894)	(3,190,074)	(2,886,676)	(2,663,668)	(2,716,419)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,002,713	3,003,293	2,811,877	2,612,727	2,699,154
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,981,557)	759,948	(75,291)	(1,721,125)	463,758
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,728)	619,593	238,365	(146,493)	519,056
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 343,918	$ 331,079	$ 237,393	$ 211,572	$ 195,113